Condensed Interim Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Current assets:
Cash	$ 3,281,795	$ 4,454,295
Accounts receivable, less allowance for doubtful accounts $356,114 (2025 - $356,167) (Note 3)	3,728,535	5,030,440
Prepaid expenses	225,988	131,754
Total Current Assets	7,236,318	9,616,489
Equipment (Note 4)	37,108	38,052
Goodwill (Note 6)	3,301,439	3,301,439
Intangible assets (Note 5)	156,066	198,630
Long term cash equivalent	8,027	8,157
Security deposit	10,447	10,366
Total Assets	10,749,405	13,173,133
Current liabilities:
Accounts payable	1,466,199	3,513,146
Accrued liabilities	1,327,197	940,866
Total Liabilities	2,881,650	4,535,852
Commitments (Note 10)
Stockholders’ Equity (Note 8):
Common stock, no par value, unlimited shares authorized, 131,304,499 shares issued and outstanding (December 31, 2025 - 131,304,499)	51,845,753	51,800,715
Accumulated deficit	(44,002,578)	(43,188,014)
Accumulated other comprehensive income: Foreign currency translation adjustment	24,580	24,580
Total Stockholders’ Equity	7,867,755	8,637,281
Total Liabilities and Stockholders’ Equity	10,749,405	13,173,133
Related Party [Member]
Current liabilities:
Accounts payable and accrued liabilities - related party (Note 11)	$ 88,254	$ 81,840